OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 325	$ 443
Employees	25	13
Prepaid expenses	1,087	852
Advances to suppliers	1,050	533
Others	264	266
Total other accounts receivable and prepaid expenses	$ 2,751	$ 2,107